Investments in Financial Assets Measured at Fair Value Through Profit or Loss (Details Narrative)	Dec. 31, 2021 shares
IfrsStatementLineItems [Line Items]
Controlling Shareholders holds percentage	23.54%
Biopharmaceuticals Ltd [Member]
IfrsStatementLineItems [Line Items]
Shares hold	3,840,617
Issued and paid up percentage	0.70%